Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited-Term Government Fund))	0 Months Ended
Jan. 27, 2012
Barclays Capital U.S. 1-3 Year Government Bond Index
Average Annual Return:
1 Year	1.56%
5 Years	3.80%
10 Years	3.38%
Barclays Capital U.S. Government Bond Index
Average Annual Return:
1 Year	9.02%
5 Years	6.56%
10 Years	5.59%
Class A
Average Annual Return:
1 Year	(2.01%)
5 Years	2.01%
10 Years	2.48%
Inception Date	Mar. 10, 1986
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.90%)
5 Years	0.59%
10 Years	1.16%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(1.31%)
5 Years	0.88%
10 Years	1.33%
Class B
Average Annual Return:
1 Year	(3.21%)
5 Years	1.81%
10 Years	2.38%
Inception Date	May 03, 1993
Class C
Average Annual Return:
1 Year	(0.24%)
5 Years	1.96%
10 Years	2.08%
Inception Date	Feb. 01, 1995
Class N
Average Annual Return:
1 Year	0.26%
5 Years	2.47%
10 Years	2.57%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	1.84%
5 Years	3.00%
10 Years	3.14%
Inception Date	Jan. 26, 1998